Vitro Diagnostics, Inc. - Balance Sheets (USD $)	Jul. 31, 2012	Oct. 31, 2011
Current assets:
Cash	$ 8,637	$ 3,023
Accounts receivable	3,579	3,594
Inventory, at cost	22,006	17,173
Total current assets	34,222	23,790
Equipment, net of accumulated depreciation of $91,298 and $78,043	20,719	31,819
Patents, net of accumulated amortization of $10,018 and $7,664 (Note A)	21,367	23,721
Deferred costs (Note A)	8,955	5,595
Other assets	1,449	1,449
Total assets	86,712	86,374
Current liabilities:
Lines of credit (Note D)	36,669	33,834
Current maturities on capital lease obligations (Note E)	371	8,134
Accounts payable	34,642	39,993
Accounts payable - related parties	23,723	30,344
Accrued expenses	2,400	2,903
Advances and accrued interest payable to officer (Note B)	521,148	359,809
Accrued payroll expenses (Note B)	1,187,058	1,177,618
Total liabilities	1,806,011	1,652,635
Common stock, $.001 par value; 50,000,000 shares authorized; 19,308,912 and 18,528,995 shares issued and outstanding	19,309	18,529
Additional paid-in capital	5,382,509	5,346,604
Services prepaid with common stock	(4,583)	(3,958)
Accumulated deficit	(7,116,534)	(6,927,436)
Total shareholders' deficit	(1,719,299)	(1,566,261)
Total liabilities and shareholders' deficit	$ 86,712	$ 86,374